INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 13, 2011	Aug. 31, 2013	Jan. 31, 2013
Tax Benefits For Encouragement Of Capital Investments
Number of years for which tax benefit from the Encouragement of Capital Investments will be in effect	10
The term of expiration of tax benefits from year in which program commenced operations (in years)	12
The term of expiration of tax benefits from year of approval as an Approved Enterprise (in years)	14
The applicable tax rate for distributions of tax-exempt income	26.50%
Total tax-exempt profits earned under the Approved Enterprises tax program	$ 182,138
Tax assessments
Net operating loss carryforwards	204,953
Capital loss carryforwards	34,341
U.S. Subsidiary [Member]
Tax assessments
Net operating loss carryforwards	74,973
Operating loss carry forward expiration period	20 years
Israeli Tax Authorities (ITA) [Member]
Tax Benefits For Encouragement Of Capital Investments
The applicable tax rate for distributions of tax-exempt income	26.50%	25.00%	25.00%	24.00%	25.00%
Tax assessments
Income tax examination, year(s) subject to assessment			2007
Net operating loss carryforwards	123,309
Capital loss carryforwards	34,341
The value of operating loss carryforwards waived in settlements with Israeli Tax authorities					15,617
The value of capital loss carryforwards waived in settlements with Israeli Tax authorities					6,472
Israeli Tax Authorities (ITA) [Member] | 2011 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment	2011
Israeli Tax Authorities (ITA) [Member] | 2010 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment			2010
Israeli Tax Authorities (ITA) [Member] | 2004 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment			2004
Internal Revenue Service (IRS) [Member]
Tax assessments
Net operating loss carryforwards						51,000
Operating loss carry forward expiration dates	Dec. 31, 2033
Internal Revenue Service (IRS) [Member] | 2007 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment						2007
Internal Revenue Service (IRS) [Member] | 2009 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment						2009
German Tax Authorities [Member] | 2010 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment							2010
German Tax Authorities [Member] | 2008 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment							2008
India Tax Authorities [Member]
Tax assessments
Income tax examination, year(s) subject to assessment		2011
French Tax Authorities [Member] | 2007 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment								2007
French Tax Authorities [Member] | 2009 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment								2009
Hong Kong Tax Authorities [Member] | 2006 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment	2006
Chinese Tax Authorities [Member] | 2006 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment	2006
Japanese Tax Authorities [Member] | 2008 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment	2008
Japanese Tax Authorities [Member] | 2013 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment	2013
Australia Tax Authorities [Member] | 2012 [Member]
Tax assessments
Income tax examination, year(s) subject to assessment	2012